Accounts receivable (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable
Trade accounts receivable	$ 4,426	$ 5,525
Other accounts receivable	368	110
Accounts receivable	$ 4,794	$ 5,635